SUBSEQUENT EVENTS	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 12: SUBSEQUENT EVENTS

As previously reported, the Company and various purchasers (the “Investors”) executed a securities purchase agreement (the “SPA”) on or around April 7, 2023, whereby the Investors purchased from the Company promissory notes in the aggregate principal amount of approximately $2,500,000 (the “Original Notes”), and the remaining balances of such Original Notes as of October 1, 2023, were exchanged by the Investors for replacement promissory notes issued on October 1, 2023, in the aggregate principal amount of approximately $1,789,668.37 (the “Exchange Notes”). In addition, as previously reported, the Company entered into settlement agreements with the Investors (each a “Settlement Agreement”) on May 24, 2024, pursuant to which the Company agreed to pay aggregate cash payments equal to $1,789,668.37 to extinguish all obligations and claims under the SPA, Original Notes, and Exchange Notes, as follows: (i) $500,000.00 on or before May 28, 2024 and (ii) $1,289,668.37 on or before September 30, 2024 (the “Final Payment”). On October 3, 2024, the Company entered into amendments to each Settlement Agreement with the Investors (each an “Amendment”), whereby the Final Payment due date was extended to October 31, 2024. On November 1, 2024, the Company entered into a second amendment to each Settlement Agreement with the Investors (each an “Amendment”), whereby the Final Payment due date was extended to November 4, 2024. On November 4, 2024, the Company paid the Final Payment to extinguish all obligations and claims under the SPA, Original Notes, and Exchange Notes.

Between October 3, 2024 and October 15, 2024, the Company issued 26,227 shares of the Company’s common stock (the “Shares”) to a certain note holder upon conversion of a portion of their promissory note originally issued by the Company on or around October 1, 2023 (the “Note”). On October 16, 2024, the Company became aware that the issuance of the Shares was in error and not permitted under the terms of the Note due to the requirement thereunder that stockholder approval be obtained prior to the issuance of more than 19.9% of the Company’s pre-transaction shares outstanding upon conversion(s) of the Note, as referenced and specifically required under Nasdaq Listing Rule 5635(d). The Company then notified the note holder that the Shares must be returned to the Company’s transfer agent for cancellation. Accordingly, the note holder is in the process of returning the Shares to the Company’s transfer agent for cancellation. Upon cancellation of the Shares, the Company’s issued and outstanding common stock count will decrease by 26,227 shares. The Company is in communications with The Nasdaq Stock Market LLC regarding the aforementioned erroneous issuance of the Shares and subsequent remediation actions.

On November 5, 2024, the Holder facilitated the cancellation of 26,227 shares of the Company’s common stock in accordance with the Company’s remediation plan.

Completion of offering Common Stock and Pre-Funded Warrants

On October 28, 2024, the Company entered into securities purchase agreements (the “Purchase Agreements”) with certain accredited investors named therein (the “Purchasers”), pursuant to which the Company agreed to issue and sell, in a best efforts offering (the “Offering”): (i) 124,673 shares of common stock (the “Common Stock”), at a purchase price of $5.00 per share of Common Stock, and (ii) 482,187 pre-funded warrants (“Pre-Funded Warrants”) to purchase Common Stock, at a purchase price of $4.995 per Pre-Funded Warrant, immediately exercisable at an exercise price of $0.005 per share. The Purchase Agreement contains customary representations and warranties and agreements of the Company and the Purchasers and customary indemnification rights and obligations of the parties. The Offering closed on October 30, 2024.

The Company offered Pre-Funded Warrants to those Purchasers whose purchase of Common Stock in the Offering would have resulted in the Purchaser, together with its affiliates and certain related parties, beneficially owning more than 4.99% (or at the election of the Purchaser, 9.99%) of our Common Stock immediately following the consummation of the Offering in lieu of the Common Stock that would otherwise result in ownership in excess of 4.99% (or at the election of the purchaser, 9.99%) of the outstanding Common Stock of the Company. The Pre-Funded Warrants may be exercised commencing on the issuance date and do not expire. The Pre-Funded Warrants are exercisable for cash; provided, however that they may be exercised on a cashless exercise basis if, at the time of exercise, there is no effective registration statement registering, or no current prospectus available for, the issuance or resale of the Common Stock issuable upon exercise of the Pre-Funded Warrants.

The Common Stock, the Pre-Funded Warrants, and the Common Stock issuable upon exercise of the Pre-Funded Warrants were offered pursuant to a registration statement on Form S-1 as filed with the SEC on October 24, 2024, as amended, and was declared effective on October 28, 2024 (the “Registration Statement”).

RBW Capital Partners LLC, acting through Dominari Securities LLC (the “Placement Agent”), acted as the exclusive placement agent for the Offering pursuant to a Placement Agency Agreement dated October 28, 2024 (the “Placement Agency Agreement”) by and between the Company and the Placement Agent.

The Offering resulted in gross proceeds to the Company of approximately $3,000,000, before deducting placement agent fees and commissions and other offering expenses, and excluding proceeds to the Company, if any, that may result from the future exercise of the Pre-Funded Warrants issued in the Offering. As compensation to the Placement Agent, as the exclusive placement agent in connection with the Offering, the Company paid to the Placement Agent a cash fee of 8.0% of the aggregate gross proceeds raised in the Offering, a non-accountable expense allowance of 1.0% of the aggregate gross proceeds raised in the Offering, reimbursement of up to $50,000 for expenses of legal counsel and other actual out-of-pocket expenses, and up to $15,950 for clearing agent closing costs. The Company received net proceeds of approximately $2,555,261 from the Offering (the “Public Offering Proceeds”).

Shareholder Equity

Between October 1, 2024 and October 22, 2024, the Company issued and sold 90,012 shares of Common Stock to the Agent as sales agent or principal, pursuant to the terms of the Sales Agreement, in exchange for net proceeds of approximately $1,320,873 (the “October ATM Proceeds”). As a result of the Company’s receipt of the October ATM Proceeds and Public Offering Proceeds, the Company’s shareholder equity exceeds $2,500,000 as of the date of the filing of this Amendment No. 1.

NOTE 15: SUBSEQUENT EVENTS

Through the issuance date, the Company has issued 9,623 shares of common stock pursuant to an At-The-Market Offering Agreement for an at-the-market offering (the “ATM Agreement”) with H.C. Wainwright & Co., LLC, as sales agent (“Wainwright”).

Through the issuance date, the Company converted shares of Series C Preferred Stock into 1,001 shares of common stock.